GOODWILL AND INTANGIBLE ASSET (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Trademark (HighDrate)	$ 81,750	$ 81,750	$ 81,750
Less: Accumulated Amortization	(16,859)	(12,262)	(4,087)
Total Intangible Asset	$ 77,092	$ 69,488	$ 77,663